Derivative Liability and Fair Value Measurement (Details Narrative)	6 Months Ended
Feb. 29, 2020 USD ($) $ / shares
Fair value of embedded derivatives | $	$ 847,987
Dividend yield	0.00%
Expected volatility	389.74%
Fair Value, Inputs, Level 3 [Member]
Expected volatility	10.00%
Minimum [Member]
Expected volatility	391.42%
Weighted average risk-free interest rate	0.86%
Expected life (in years)	1 year
Estimated fair value of common stock | $ / shares	$ 0.23
Maximum [Member]
Expected volatility	398.53%
Weighted average risk-free interest rate	1.60%
Expected life (in years)	3 years
Estimated fair value of common stock | $ / shares	$ 1.07
Convertible Promissory Note [Member]
Fair value of embedded derivatives | $	$ 664,562
Dividend yield	0.00%
Expected volatility	389.74%
Convertible Promissory Note [Member] | Minimum [Member]
Weighted average risk-free interest rate	0.86%
Expected life (in years)	2 months 5 days
Convertible Promissory Note [Member] | Maximum [Member]
Weighted average risk-free interest rate	1.37%
Expected life (in years)	2 years